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YieldMax Innovation Option Income Strategy ETF
YieldMax™ Innovation Option Income Strategy ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the ARK Innovation ETF (“ARKK”), subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMax Innovation Option Income Strategy ETF YieldMax Innovation Option Income Strategy ETF [1]
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.19%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
YieldMax Innovation Option Income Strategy ETF | YieldMax Innovation Option Income Strategy ETF | USD ($)	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. For the fiscal period November 22, 2022 (commencement of operations) to October 31, 2023, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of ARKK (NYSE Arca: ARKK) (“ARKK”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to ARKK regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of ARKK, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of ARKK increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of ARKK,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of ARKK.

For more information, see sections “The Fund’s Use of ARKK Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by ARKK.

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of ARKK.

That is, although the Fund may not fully participate in gains in ARKK’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in ARKK

●	The Fund’s strategy will cap its potential gains if ARKK shares increase in value.

●	The Fund’s strategy is subject to all potential losses if ARKK shares decrease in value, which may not be offset by income received by the Fund.

●	The Fund does not invest directly in ARKK.

●	Fund shareholders are not entitled to any ARKK distributions.

Additional information regarding ARKK is also set forth below.

The Fund’s Use of ARKK Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of ARKK.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of ARKK) at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of ARKK, which gives the Fund the right or obligation to receive or deliver shares of ARKK on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to ARKK, which allows the Fund to seek to participate in the changes, up or down, in the price of ARKK’s shares.

●	Covered call writing (where ARKK call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to ARKK, the Fund will buy ARKK call options and, simultaneously, sell ARKK put options to try to replicate the price movements of ARKK. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of ARKK at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of ARKK for the duration of the applicable options exposure.

2. Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on ARKK to generate income. Since the Fund does not directly own ARKK, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of ARKK, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ARKK share price.

It is important to note that the sale of the ARKK call option contracts will limit the Fund’s participation in the appreciation in ARKK’s share price. If the share price of ARKK increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if ARKK’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to ARKK and the sold (short) ARKK call positions) will limit the Fund’s participation in gains in ARKK share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to ARKK through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on ARKK as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in ARKK stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs ARKK

For the reasons stated above, the Fund’s performance will differ from that of ARKK’s share price. The performance differences will depend on, among other things, the price of ARKK, changes in the value of the ARKK options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ Innovation Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of Innovation)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ARKK at the time of purchase) to provide indirect exposure to positive price returns of ARKK.

If the share price of ARKK increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates

Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of ARKK at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by ARKK.

1-month to 6-month expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of ARKK at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the ARKK share price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to ARKK equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

ARKK

ARKK’s investment objective is long-term growth of capital. ARKK is an actively-managed ETF that invests under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. ARKK’s investment adviser defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. ARKK’s investment adviser believes that companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of genomics (which ARKK’s adviser defines as “the study of genes and their functions, and related techniques, e.g., genomic sequencing); innovation in automation and manufacturing, transportation, energy, artificial intelligence and materials; the increased use of shared technology, infrastructure and services; and technologies that make financial services more efficient.

Under normal circumstances, substantially all of ARKK’s assets will be invested in equity securities, including common stocks, partnership interests, business trust shares and other equity investments or ownership interests in business enterprises. The Fund’s investments will include micro-, small-, medium- and large-capitalization companies. ARKK’s investments in foreign equity securities will be in both developed and emerging markets. ARKK may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

You can find ARKK’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-22883 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding ARKK comes from its filings with the SEC. You are urged to refer to the SEC filings made by ARKK and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of ARKK’s principal investment strategies contained herein was taken directly from ARKK’s prospectus, dated November 30, 2023.

This document relates only to the securities offered hereby and does not relate to the shares of ARKK or other securities of ARKK. The Fund has derived all disclosures contained in this document regarding ARKK from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ARKK. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ARKK is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ARKK (and therefore the price of ARKK at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ARKK could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of ARKK.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH ARK ETF TRUST, ARKK, OR ARK INVESTMENT MANAGEMENT LLC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or group of industries as ARKK. As of December 31, 2023, ARKK was concentrated in the information technology sector.

Principal Investment Risks
Performance

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund year over year. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.yieldmaxetfs.com.

Calendar Year Ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 15.16% for the quarter ended December 31, 2023 and the lowest quarterly return was -10.74% for the quarter ended September 30, 2023.

Average Annual Total Returns For the Periods Ended December 31, 2023
Average Annual Total Returns - YieldMax Innovation Option Income Strategy ETF	1 Year		Since Inception		Inception Date
YieldMax Innovation Option Income Strategy ETF	20.15%		8.20%		Nov. 22, 2022
YieldMax Innovation Option Income Strategy ETF | After Taxes on Distributions	6.14%		(3.26%)		Nov. 22, 2022
YieldMax Innovation Option Income Strategy ETF | After Taxes on Distributions and Sales	11.05%		1.22%		Nov. 22, 2022
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	26.29%	[1]	19.10%	[1]	Nov. 22, 2022
[1]	The S&P 500® Total Return Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).

YieldMax Innovation Option Income Strategy ETF | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax Innovation Option Income Strategy ETF | ARKK Risk [Member]

ARKK Risk. The Fund invests in options contracts that are based on the value of an ETF, specifically ARKK. This subjects the Fund to certain of the same risks as if it owned shares of ARKK, as well as the types of instruments in which ARKK invests, even though it does not. The value of ARKK will fluctuate over time based on fluctuations in the values of the securities held by ARKK, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. Brokerage, tax and other expenses may negatively impact the performance of ARKK and, in turn, the value of the Fund’s shares. Since ARKK is an ETF, it is also subject to the same structural risks as the Fund, which is an ETF. By virtue of the Fund’s investments in options contracts that are based on the value of ARKK, the Fund may also be subject to the following risks:

YieldMax Innovation Option Income Strategy ETF | Currency Risk [Member]

Currency Risk. The Fund is exposed to currency risk indirectly due to ARKK’s investments. ARKK’s net asset value is determined on the basis of the U.S. dollar, therefore, ARKK may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of ARKK’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect ARKK, and therefore the Fund. ARKK may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder ARKK’s performance, including because any delay could result in ARKK missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag. These factors could result in a loss to ARKK and therefore the Fund.

YieldMax Innovation Option Income Strategy ETF | Disruptive Innovation Risk [Member]

Disruptive Innovation Risk. The Fund is exposed to companies ARKK’s investment adviser believes are capitalizing on disruptive innovation indirectly which subjects the Fund to the risks associated with such companies. ARKK invests in companies that ARKK’s investment adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal attacks from competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. ARKK may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

YieldMax Innovation Option Income Strategy ETF | Equity Securities Risk [Member]

Equity Securities Risk. The Fund is exposed to equity securities indirectly which subjects the Fund to the risks associated with such securities. The value of the equity securities ARKK holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities ARKK holds participate or factors relating to specific companies in which ARKK invests. These can include stock movements, purchases or sales of securities by ARKK, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of ARKK’s equity investments.

YieldMax Innovation Option Income Strategy ETF | Special Purpose Acquisition Companies (SPACs) [Member]

Special Purpose Acquisition Companies (SPACs). ARKK may invest in stock of, warrants to purchase stock of, and other interests in SPACs or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

YieldMax Innovation Option Income Strategy ETF | Health Care Sector Risk [Member]

Health Care Sector Risk. The Fund is exposed to companies in the health care sector indirectly which subjects the Fund to the risks associated with such companies. The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

YieldMax Innovation Option Income Strategy ETF | Biotechnology Company Risk [Member]

Biotechnology Company Risk. A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

YieldMax Innovation Option Income Strategy ETF | Pharmaceutical Company Risk [Member]

Pharmaceutical Company Risk. Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

YieldMax Innovation Option Income Strategy ETF | Information Technology Sector Risk [Member]

Information Technology Sector Risk. The Fund is exposed to companies in the information technology sector indirectly which subjects the Fund to the risks associated with such companies. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

YieldMax Innovation Option Income Strategy ETF | Internet Company Risk [Member]

Internet Company Risk. Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

YieldMax Innovation Option Income Strategy ETF | Semiconductor Company Risk [Member]

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

YieldMax Innovation Option Income Strategy ETF | Software Industry Risk [Member]

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

YieldMax Innovation Option Income Strategy ETF | Large Capitalization Companies Risk [Member]

Large Capitalization Companies Risk. The Fund is exposed to large capitalization companies indirectly which subjects the Fund to the risks associated with large capitalization companies. Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

YieldMax Innovation Option Income Strategy ETF | Small- and Medium-Capitalization Companies Risk [Member]

Small- and Medium-Capitalization Companies Risk. The Fund is exposed to small- and medium-capitalization companies indirectly which subjects the Fund to the risks associated with such companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

YieldMax Innovation Option Income Strategy ETF | Micro-Capitalization Companies Risk [Member]

Micro-Capitalization Companies Risk. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

YieldMax Innovation Option Income Strategy ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. The Fund is exposed indirectly to companies located in emerging markets selected by ARKK’s investment adviser, which subjects the Fund to the risks associated with such companies. ARKK’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown, and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted. These factors could result in a loss to ARKK and therefore the Fund.

YieldMax Innovation Option Income Strategy ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. The Fund is exposed indirectly to foreign companies selected by ARKK’s investment adviser, which subjects the Fund to the risks associated with such companies. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers, may have less governmental regulation and oversight, and are typically subject to different investor protection standards than U.S. issuers. Investments in non-U.S. securities entail the risk of loss due to foreign currency fluctuations and political or economic instability. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit ARKK’s ability to buy and sell securities. These factors could result in a loss to ARKK and therefore the Fund.

YieldMax Innovation Option Income Strategy ETF | Risk of Investing in Depositary Receipts [Member]

Risk of Investing in Depositary Receipts. The Fund may be exposed indirectly to depositary receipts selected by ARKK’s investment adviser, which subjects the Fund to the risks associated with such depositary receipts. ARKK, and therefore the Fund, may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to ARKK, and therefore the Fund, and may negatively impact ARKK’s, and therefore the Fund’s, performance.

YieldMax Innovation Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of ARKK and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax Innovation Option Income Strategy ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of ARKK. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to ARKK through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax Innovation Option Income Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax Innovation Option Income Strategy ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by ARKK over the Call Period. This means that if ARKK experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform ARKK over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by ARKK over each Call Period, but has full exposure to any decreases in value experienced by ARKK over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of ARKK. The degree of participation in ARKK gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of ARKK, changes in interest rates, changes in the actual or perceived volatility of ARKK and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of ARKK changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of ARKK. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of ARKK will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by ARKK.

YieldMax Innovation Option Income Strategy ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax Innovation Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax Innovation Option Income Strategy ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of ARKK and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of ARKK will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of ARKK, or the Fund may even lose money, even if the ARKK share price has appreciated by at least that much over such period, if during any month over that period ARKK had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of ARKK and its returns will depend not only on the price of ARKK but also on the path that ARKK takes over time.

YieldMax Innovation Option Income Strategy ETF | ETF Risks [Member]
ETF Risks.
YieldMax Innovation Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax Innovation Option Income Strategy ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax Innovation Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax Innovation Option Income Strategy ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax Innovation Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax Innovation Option Income Strategy ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as ARKK’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax Innovation Option Income Strategy ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax Innovation Option Income Strategy ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax Innovation Option Income Strategy ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with ARKK. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax Innovation Option Income Strategy ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax Innovation Option Income Strategy ETF | Newer Fund Risk [Member]

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors only have a short track record or history on which to base their investment decisions.

YieldMax Innovation Option Income Strategy ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax Innovation Option Income Strategy ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax Innovation Option Income Strategy ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax Innovation Option Income Strategy ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (ARKK), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax Innovation Option Income Strategy ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax Innovation Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax KWEB Option Income Strategy ETF
YieldMax™ KWEB Option Income Strategy ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the KraneShares CSI China Internet ETF (“KWEB”), subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMax KWEB Option Income Strategy ETF YieldMax KWEB Option Income Strategy ETF	[1]
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldMax KWEB Option Income Strategy ETF | YieldMax KWEB Option Income Strategy ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of KWEB (NYSE Arca: KWEB) (“KWEB”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to KWEB regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of KWEB, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of KWEB increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of KWEB,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of KWEB.

For more information, see sections “The Fund’s Use of KWEB Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by KWEB.

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of KWEB.

That is, although the Fund may not fully participate in gains in KWEB’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in KWEB

●	The Fund’s strategy will cap its potential gains if KWEB shares increase in value.

●	The Fund’s strategy is subject to all potential losses if KWEB shares decrease in value, which may not be offset by income received by the Fund.

●	The Fund does not invest directly in KWEB.

●	Fund shareholders are not entitled to any KWEB distributions.

Additional information regarding KWEB is also set forth below.

The Fund’s Use of KWEB Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of KWEB.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of KWEB) at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of KWEB, which gives the Fund the right or obligation to receive or deliver shares of KWEB on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to KWEB, which allows the Fund to seek to participate in the changes, up or down, in the price of KWEB’s shares.

●	Covered call writing (where KWEB call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to KWEB, the Fund will buy KWEB call options and, simultaneously, sell KWEB put options to try to replicate the price movements of KWEB. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of KWEB at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of KWEB for the duration of the applicable options exposure.

2. Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on KWEB to generate income. Since the Fund does not directly own KWEB, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of KWEB, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current KWEB share price.

It is important to note that the sale of the KWEB call option contracts will limit the Fund’s participation in the appreciation in KWEB’s share price. If the share price of KWEB increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if KWEB’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to KWEB and the sold (short) KWEB call positions) will limit the Fund’s participation in gains in KWEB share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to KWEB through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on KWEB as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in KWEB stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs KWEB

For the reasons stated above, the Fund’s performance will differ from that of KWEB’s share price. The performance differences will depend on, among other things, the price of KWEB, changes in the value of the KWEB options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ KWEB Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of KWEB)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of KWEB at the time of purchase) to provide indirect exposure to positive price returns of KWEB.

If the share price of KWEB increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of KWEB at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by KWEB.

1-month to 6-month expiration dates

Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of KWEB at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to KWEB equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

KWEB

KWEB is an is an index-based ETF that seeks to provide investment results that, before fees and expenses, correspond generally to the performance of an index designed to measure the equity market performance of investable publicly traded “China-based companies” whose primary business or businesses are in the Internet and Internet-related sectors (“China Internet Companies”), and are listed outside of mainland China. China-based companies are companies that: (i) are incorporated in mainland China; (ii) have their headquarters in mainland China; or (iii) derive at least 50% of their revenue from goods produced or sold, or services performed, in mainland China. China Internet Companies include, but are not limited to, companies that develop and market Internet software and/or provide Internet services; manufacture home entertainment software and educational software for home use; provide retail or commercial services primarily through the Internet; and develop and market mobile Internet software and/or provide mobile Internet services. KWEB may invest in China-related securities that are commonly referred to as “China A-Shares”, “China-B-Shares,” “China-H-Shares,” “China-N-Shares,” “P-Chips,” “Red Chips” and “S-Chips.” See “Additional Information About the Funds – KWEB” for a further description. KWEB’s portfolio was comprised of 32 companies as of May 31, 2023. You can find KWEB’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-22698 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding KWEB comes from its filings with the SEC. You are urged to refer to the SEC filings made by KWEB and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of KWEB’s principal investment strategies contained herein was taken directly from KWEB’s prospectus, dated August 1, 2023.

This document relates only to the securities offered hereby and does not relate to the shares of KWEB or other securities of KWEB. The Fund has derived all disclosures contained in this document regarding KWEB from the publicly available documents. In connection with the offering of the securities, None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such documents or made any due diligence inquiry with respect to KWEB. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding KWEB is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of KWEB (and therefore the price of KWEB at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning KWEB could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of KWEB.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH KRANE SHARES TRUST, KWEB, OR KRANE FUNDS ADVISORS, LLC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry or group of industries as KWEB. As of May 31, 2023, KWEB was concentrated in the communication services and consumer discretionary sectors.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of KWEB and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

YieldMax KWEB Option Income Strategy ETF | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax KWEB Option Income Strategy ETF | Currency Risk [Member]

Currency Risk. The Fund is exposed to currency risk indirectly due to KWEB’s investments. KWEB’s net asset value is determined on the basis of the U.S. dollar, therefore, KWEB may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of KWEB’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect KWEB, and therefore the Fund. KWEB may also be subject to delays in converting or transferring U.S. dollars to foreign currencies for the purpose of purchasing portfolio investments. This may hinder KWEB’s performance, including because any delay could result in KWEB missing an investment opportunity and purchasing securities at a higher price than originally intended, or incurring cash drag. These factors could result in a loss to KWEB and therefore the Fund.

YieldMax KWEB Option Income Strategy ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. The Fund is exposed indirectly to companies located in emerging markets selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with such companies. KWEB’s investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, greater risk of asset seizures and capital controls, lower trading volume, political and economic instability, greater risk of market shutdown, and more governmental limitations on foreign investments than typically found in developed markets. The economies of emerging markets, and China in particular, may be heavily reliant upon international trade and may suffer disproportionately if international trading declines or is disrupted. These factors could result in a loss to KWEB and therefore the Fund.

YieldMax KWEB Option Income Strategy ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. The Fund is exposed indirectly to foreign companies selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with such companies. Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers, may have less governmental regulation and oversight, and are typically subject to different investor protection standards than U.S. issuers. Investments in non-U.S. securities entail the risk of loss due to foreign currency fluctuations and political or economic instability. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit KWEB’s ability to buy and sell securities. These factors could result in a loss to KWEB and therefore the Fund.

YieldMax KWEB Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of KWEB and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax KWEB Option Income Strategy ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of KWEB. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to KWEB through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax KWEB Option Income Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax KWEB Option Income Strategy ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by KWEB over the Call Period. This means that if KWEB experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform KWEB over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by KWEB over each Call Period, but has full exposure to any decreases in value experienced by KWEB over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of KWEB. The degree of participation in KWEB gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of KWEB, changes in interest rates, changes in the actual or perceived volatility of KWEB and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of KWEB changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of KWEB. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of KWEB will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by KWEB.

YieldMax KWEB Option Income Strategy ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax KWEB Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax KWEB Option Income Strategy ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of KWEB and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of KWEB will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of KWEB, or the Fund may even lose money, even if the KWEB share price has appreciated by at least that much over such period, if during any month over that period KWEB had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of KWEB and its returns will depend not only on the price of KWEB but also on the path that KWEB takes over time.

YieldMax KWEB Option Income Strategy ETF | ETF Risks [Member]
ETF Risks.
YieldMax KWEB Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax KWEB Option Income Strategy ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax KWEB Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax KWEB Option Income Strategy ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax KWEB Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax KWEB Option Income Strategy ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as KWEB’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax KWEB Option Income Strategy ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax KWEB Option Income Strategy ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax KWEB Option Income Strategy ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with KWEB. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax KWEB Option Income Strategy ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax KWEB Option Income Strategy ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax KWEB Option Income Strategy ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax KWEB Option Income Strategy ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. In addition, trade relations between the U.S. and China have recently been strained. Worsening trade relations between the two countries could adversely impact KWEB and therefore the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility of KWEB.

YieldMax KWEB Option Income Strategy ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (KWEB), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax KWEB Option Income Strategy ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax KWEB Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax KWEB Option Income Strategy ETF | KWEB Risk [Member]

KWEB Risk. The Fund invests in options contracts that are based on the value of an ETF, specifically KWEB. This subjects the Fund to certain of the same risks as if it owned shares of KWEB, as well as the types of instruments in which KWEB invests, even though it does not. The value of KWEB will fluctuate over time based on fluctuations in the values of the securities held by KWEB, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. Brokerage, tax and other expenses may negatively impact the performance of KWEB and, in turn, the value of the Fund’s shares. Since KWEB is an ETF, it is also subject to the same structural risks as the Fund, which is an ETF. By virtue of the Fund’s investments in options contracts that are based on the value of KWEB, the Fund may also be subject to the following risks:

YieldMax KWEB Option Income Strategy ETF | China Risk [Member]

China Risk. The Fund is exposed indirectly to China-based companies selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with such companies. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized. Any restriction on foreign investment in China, or any re-nationalization of a company in which KWEB invests may adversely affect KWEB and therefore the Fund.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund. Any decline in trade or other event which adversely affects the Chinese securities markets may adversely affect the companies held by KWEB, KWEB itself, and therefore the Fund.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid. Any such event may harm KWEB and therefore the Fund.

YieldMax KWEB Option Income Strategy ETF | A-Shares Risk [Member]

A-Shares Risk. The Fund is exposed indirectly to A-Shares selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with A-Shares. A-Shares are issued by companies incorporated in mainland China and are traded on Chinese exchanges. Investments in A-Shares are made available to domestic Chinese investors and certain foreign investors, including those who have been approved as a Qualified Foreign Institutional Investor (“QFII”) or a Renminbi Qualified Foreign Institutional Investor (“RQFII”) and through the Stock Connect Programs, which currently include the Shanghai-Hong Kong Stock Connect, Shenzhen-Hong Kong Stock Connect, Shanghai-London Stock Connect, and China-Japan Stock Connect. Investments by foreign investors in A-Shares are subject to various restrictions, regulations and limits. KWEB currently intends to gain exposure to A-Shares through the Stock Connect Programs. KWEB may also gain exposure to A-Shares by investing in investments that provide exposure to A-Shares, such as other investment companies, or KWEB’s investment adviser may acquire a QFII or RQFII license to invest in A-Shares for KWEB. Investments in A-Shares are heavily regulated and the recoupment and repatriation of assets invested in A-Shares is subject to restrictions by the Chinese government. A-Shares may be subject to frequent and widespread trading halts and may become illiquid. This could cause volatility in KWEB’s, and therefore the Fund’s share price and subject KWEB, and therefore the Fund, to a greater risk of trading halts.

YieldMax KWEB Option Income Strategy ETF | Stock Connect Program Risk [Member]

Stock Connect Program Risk. The Fund is exposed indirectly to securities participating in the Stock Connect Program selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with such securities. The Stock Connect Programs are subject to daily and aggregate quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict KWEB’s ability to invest in A-Shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the participating exchanges located outside of mainland China are not active, with the result that prices of A-Shares may fluctuate at times when KWEB is unable to add to or exit its positions. Only certain China A-Shares are eligible to be accessed through the Stock Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Stock Connect Programs. Because the Stock Connect Programs are still evolving, the actual effect on the market for trading A-Shares with the introduction of large numbers of foreign investors is still relatively unknown. Further, regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the program. There is no guarantee that the participating exchanges will continue to support the Stock Connect Programs in the future.

Investments in China A-Shares may not be covered by the securities investor protection programs of either exchange and, without the protection of such programs, will be subject to the risk of default by the broker. Because of the way in which China A-Shares are held in the Stock Connect Programs, KWEB may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Chinese exchange becomes insolvent.

YieldMax KWEB Option Income Strategy ETF | Custody Risks [Member]

Custody Risks. The Fund is exposed indirectly to risks related to custody accounts selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with such decisions. In accordance with Chinese regulations and the terms of a QFII or RQFII license, as applicable, and insofar as KWEB’s investment adviser acquires a QFII or RQFII license, A-Shares will be held in the joint names of KWEB and KWEB’s investment adviser. While KWEB’s investment adviser may not use such an account for any purpose other than for maintaining KWEB’s assets, KWEB’s assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of KWEB. There is a risk that creditors of KWEB’s investment adviser may assert that the securities are owned by KWEB’s investment adviser and that regulatory actions taken against KWEB’s investment adviser may affect KWEB and therefore the Fund. The risk is particularly acute in the case of cash deposited with a People’s Republic of China (“PRC”) sub-custodian (“PRC Custodian”) because it may not be segregated, and it may be treated as a debt owing from the PRC Custodian to KWEB as a depositor. Thus, in the event of a PRC Custodian bankruptcy, liquidation, or similar event, KWEB, and therefore the Fund, may face difficulties and/or encounter delays in recovering its cash.

YieldMax KWEB Option Income Strategy ETF | Capital Controls Risk [Member]

Capital Controls Risk. The Fund is exposed indirectly to China-based companies selected by KWEB’s investment adviser, which subjects the Fund to capital control risks associated with such companies. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by government actors and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as KWEB). Although the RMB is not presently freely convertible, rather it is subject to the approval of the State Administration of Foreign Exchange and other relevant authorities, repatriations by RQFIIs or through the Stock Connect Programs are currently permitted daily and Chinese authorities have indicated their plans to move to a fully freely convertible RMB. There is no assurance, however, that repatriation restrictions will not be (re-)imposed in the future. Any repatriation restrictions which may be imposed may adversely impact KWEB and therefore the Fund.

YieldMax KWEB Option Income Strategy ETF | Hong Kong Risk [Member]

Hong Kong Risk. The Fund may be exposed indirectly to Hong Kong-based companies selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with such companies. The economy of Hong Kong has few natural resources and any fluctuation or shortage in the commodity markets could have a significant adverse effect on the Hong Kong economy. Hong Kong is also heavily dependent on international trade and finance. Additionally, the continuation and success of the current political, economic, legal and social policies of Hong Kong is dependent on and subject to the control of the Chinese government. China may change its policies regarding Hong Kong at any time. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and, thus, the value of securities in KWEB’s portfolio, which would affect the Fund.

YieldMax KWEB Option Income Strategy ETF | B-Shares Risk [Member]

B-Shares Risk. The Fund is exposed indirectly to B-Shares selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with B-Shares. The China B-Share market is generally smaller, less liquid and has a smaller issuer base than the China A-Share market. The issuers that compose the B-Share market include a broad range of companies, including companies with large, medium and small capitalizations. Further, the B-Shares market may behave very differently from other portions of the Chinese equity markets, and there may be little to no correlation between the performance of the two.

YieldMax KWEB Option Income Strategy ETF | H-Shares Risk [Member]

H-Shares Risk. The Fund is exposed indirectly to H-Shares selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with H-Shares. H-Shares are foreign securities which, in addition to the risks described herein, are subject to the risk that the Hong Kong stock market may behave very differently from the mainland Chinese stock market. There may be little to no correlation between the performance of the Hong Kong stock market and the mainland Chinese stock market.

YieldMax KWEB Option Income Strategy ETF | N-Shares Risk [Member]

N-Shares Risk. The Fund is exposed indirectly to N-Shares selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with N-Shares. N-Shares are securities of companies with business operations in mainland China and listed on an American stock exchange, such as the NYSE or NASDAQ. Because companies issuing N-Shares have business operations in China, they are subject to certain political and economic risks in China. The American stock market may behave very differently from the mainland Chinese stock market, and there may be little to no correlation between the performance of the two.

YieldMax KWEB Option Income Strategy ETF | P-Chip Companies Risk [Member]

P-Chip Companies Risk. The Fund is exposed indirectly to P-Shares selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with P-Shares. P-Chip companies are often run by the private sector and have a majority of their business operations in mainland China. P-Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange, and may also be traded by foreigners. Because they are traded on the Hong Kong Stock Exchange, P-Chips are also subject to risks similar to those associated with investments in H Shares. They are also subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes.

YieldMax KWEB Option Income Strategy ETF | Red Chip Companies Risk [Member]

Red Chip Companies Risk. The Fund is exposed indirectly to Red Chip companies selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with Red Chip companies. Red Chip companies are controlled, either directly or indirectly, by the central, provincial or municipal governments of the PRC. Red Chip shares are traded in Hong Kong dollars on the Hong Kong Stock Exchange and may also be traded by foreigners. Because Red Chip companies are controlled by various PRC governmental authorities, investing in Red Chips involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of Red Chip companies. Red Chip companies may be less efficiently run and less profitable than other companies.

YieldMax KWEB Option Income Strategy ETF | S-Chip Companies Risk [Member]

S-Chip Companies Risk. The Fund is exposed indirectly to S-Chips (defined below) selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with S-Chips. KWEB may invest in shares of companies with business operations in mainland China and listed on the Singapore Exchange (“S-Chips”). S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda. They are subject to risks affecting their jurisdiction of incorporation, including any legal or tax changes. S-Chip companies may or may not be owned at least in part by a Chinese central, provincial or municipal government and be subject to the types of risks that come with such ownership described herein. There may be little or no correlation between the performance of the Singapore stock market and the mainland Chinese stock market.

YieldMax KWEB Option Income Strategy ETF | Concentration Risk [Member]

Concentration Risk. The Fund is exposed indirectly to companies concentrated in a particular industry of group of industries selected by KWEB’s investment adviser, which subjects the Fund to the risks associated with such companies. KWEB’s assets are expected to be concentrated in an industry or group of industries to the extent that the KWEB Index concentrates in a particular industry or group of industries. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, KWEB, and therefore the Fund, is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While KWEB’s sector and industry exposure is expected to vary over time based on the composition of the KWEB Index, KWEB, and therefore the Fund, is currently subject to the principal risks described below.

YieldMax KWEB Option Income Strategy ETF | Communication Services Sector Risk [Member]

Communication Services Sector Risk. The Fund is exposed to companies in the communication services sector indirectly which subjects the Fund to the risks associated with such companies. The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

YieldMax KWEB Option Income Strategy ETF | Consumer Discretionary Risk [Member]

Consumer Discretionary Risk. The Fund is exposed to companies in the information consumer discretionary sector indirectly which subjects the Fund to the risks associated with such companies. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

YieldMax KWEB Option Income Strategy ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax Gold Miners Option Income Strategy ETF
YieldMax™ Gold Miners Option Income Strategy ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the VanEck Gold Miners ETF (“GDX”), subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMax Gold Miners Option Income Strategy ETF YieldMax Gold Miners Option Income Strategy ETF	[1]
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldMax Gold Miners Option Income Strategy ETF | YieldMax Gold Miners Option Income Strategy ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of GDX (NYSE Arca: GDX) (“GDX”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to GDX regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of GDX, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of GDX increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of GDX,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of GDX.

For more information, see sections “The Fund’s Use of GDX Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by GDX.

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of GDX.

That is, although the Fund may not fully participate in gains in GDX’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in GDX

●	The Fund’s strategy will cap its potential gains if GDX shares increase in value.

●	The Fund’s strategy is subject to all potential losses if GDX shares decrease in value, which may not be offset by income received by the Fund.

●	The Fund does not invest directly in GDX.

●	Fund shareholders are not entitled to any GDX distributions.

Additional information regarding GDX is also set forth below.

The Fund’s Use of GDX Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of GDX.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of GDX) at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of GDX, which gives the Fund the right or obligation to receive or deliver shares of GDX on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to GDX, which allows the Fund to seek to participate in the changes, up or down, in the price of GDX’s shares.

●	Covered call writing (where GDX call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to GDX, the Fund will buy GDX call options and, simultaneously, sell GDX put options to try to replicate the price movements of GDX. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of GDX at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of GDX for the duration of the applicable options exposure.

2. Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on GDX to generate income. Since the Fund does not directly own GDX, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of GDX, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current GDX share price.

It is important to note that the sale of the GDX call option contracts will limit the Fund’s participation in the appreciation in GDX’s share price. If the share price of GDX increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if GDX’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to GDX and the sold (short) GDX call positions) will limit the Fund’s participation in gains in GDX share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to GDX through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on GDX as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in GDX stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs GDX

For the reasons stated above, the Fund’s performance will differ from that of GDX’s share price. The performance differences will depend on, among other things, the price of GDX, changes in the value of the GDX options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ Gold Miners Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of GDX)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of GDX at the time of purchase) to provide indirect exposure to positive price returns of GDX.

If the share price of GDX increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates

Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of GDX at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by GDX.

1-month to 6-month expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of GDX at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the GDX share price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to GDX equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

GDX

GDX is a passively-managed ETF that, under normal circumstances, invests at least 80% of its total assets in securities of the NYSE® ARCA® Gold Miners Index® (the “GDX Index”). The GDX Index includes domestic and foreign equity securities (and depositary receipts) of companies that are involved in the gold and silver mining industry that derive at least 50% of their revenues from gold mining and related activities (companies already included in the GDX Index will only be removed if revenues from gold mining and related activities fall below 40%), which includes publicly traded companies involved in the mining for gold and silver. The weight of companies whose revenues are more significantly exposed to silver mining will not exceed 20% of the GDX Index at rebalance. GDX invests in small- and medium-capitalization companies. As of December 31, 2022, the GDX Index contained 49 securities of companies with a market capitalization range of between approximately $614.16 million and $37.53 billion and a weighted average market capitalization of $16.99 billion. Unlike many investment companies that try to “beat” the performance of a benchmark index, GDX does not try to “beat” its index and does not seek temporary defensive positions that are inconsistent with its investment objective. You can find GDX’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-10325 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding GDX comes from its filings with the SEC. You are urged to refer to the SEC filings made by GDX and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of GDX’s principal investment strategies contained herein was taken directly from GDX’s prospectus, dated May 1, 2023.

This document relates only to the securities offered hereby and does not relate to the shares of GDX or other securities of GDX. The Fund has derived all disclosures contained in this document regarding GDX from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to GDX. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GDX is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GDX (and therefore the price of GDX at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning GDX could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of GDX.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH THE VANECK® ETF TRUST, GDX, OR VAN ECK ASSOCIATES CORPORATION.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry or group of industries as GDX. As of December 31, 2023, GDX was concentrated in the materials sector.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of GDX and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

YieldMax Gold Miners Option Income Strategy ETF | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax Gold Miners Option Income Strategy ETF | Equity Securities Risk [Member]

Equity Securities Risk. The Fund is exposed indirectly to the equity securities of companies selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such companies. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

YieldMax Gold Miners Option Income Strategy ETF | Risk of Investing in Depositary Receipts [Member]

Risk of Investing in Depositary Receipts. The Fund may be exposed indirectly to depositary receipts selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such depositary receipts. GDX, and therefore the Fund, may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Gold Miners Index, may negatively affect GDX’s, and therefore the Fund’s, ability to replicate the performance of the Gold Miners Index. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to GDX, and therefore the Fund, and may negatively impact GDX’s, and therefore the Fund’s, performance and GDX’s, and therefore the Fund’s, ability to replicate/track the performance of its Index.

YieldMax Gold Miners Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of GDX and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax Gold Miners Option Income Strategy ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of GDX. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to GDX through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax Gold Miners Option Income Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax Gold Miners Option Income Strategy ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by GDX over the Call Period. This means that if GDX experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform GDX over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by GDX over each Call Period, but has full exposure to any decreases in value experienced by GDX over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of GDX. The degree of participation in GDX gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of GDX, changes in interest rates, changes in the actual or perceived volatility of GDX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of GDX changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of GDX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of GDX will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by GDX.

YieldMax Gold Miners Option Income Strategy ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax Gold Miners Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax Gold Miners Option Income Strategy ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of GDX and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of GDX will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of GDX, or the Fund may even lose money, even if the GDX share price has appreciated by at least that much over such period, if during any month over that period GDX had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of GDX and its returns will depend not only on the price of GDX but also on the path that GDX takes over time.

YieldMax Gold Miners Option Income Strategy ETF | ETF Risks [Member]
ETF Risks.
YieldMax Gold Miners Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax Gold Miners Option Income Strategy ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax Gold Miners Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax Gold Miners Option Income Strategy ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax Gold Miners Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax Gold Miners Option Income Strategy ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as GDX’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax Gold Miners Option Income Strategy ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax Gold Miners Option Income Strategy ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax Gold Miners Option Income Strategy ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with GDX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax Gold Miners Option Income Strategy ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax Gold Miners Option Income Strategy ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax Gold Miners Option Income Strategy ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax Gold Miners Option Income Strategy ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax Gold Miners Option Income Strategy ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GDX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax Gold Miners Option Income Strategy ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax Gold Miners Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax Gold Miners Option Income Strategy ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax Gold Miners Option Income Strategy ETF | GDX Risk [Member]

GDX Risk. The Fund invests in options contracts that are based on the value of an ETF, specifically GDX. This subjects the Fund to certain of the same risks as if it owned shares of GDX, as well as the types of instruments in which GDX invests, even though it does not. The value of GDX will fluctuate over time based on fluctuations in the values of the securities held by GDX, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. Brokerage, tax and other expenses may negatively impact the performance of GDX and, in turn, the value of the Fund’s shares. Since GDX is an ETF, it is also subject to the same structural risks as the Fund, which is an ETF. By virtue of the Fund’s investments in options contracts that are based on the value of GDX, the Fund may also be subject to the following risks:

YieldMax Gold Miners Option Income Strategy ETF | Risk of Investing in Gold and Silver Mining Companies [Member]

Risk of Investing in Gold and Silver Mining Companies. The Fund is exposed indirectly to gold and silver mining companies selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such companies. GDX will be sensitive to, and its performance will depend to a greater extent on, the overall condition of gold and silver mining companies. Investments related to gold and silver are considered speculative and are affected by a variety of factors. Competitive pressures may have a significant effect on the financial condition of gold and silver mining companies. Also, gold and silver mining companies are highly dependent on the price of gold and silver bullion, respectively, and may be adversely affected by a variety of worldwide economic, financial and political factors. The price of gold and silver may fluctuate substantially over short periods of time so GDX’s, and therefore the Fund’s, Share price may be more volatile than other types of investments. Fluctuation in the prices of gold and silver may be due to a number of factors, including changes in inflation, changes in currency exchange rates and changes in industrial and commercial demand for metals (including fabricator demand). Additionally, increased environmental or labor costs may depress the value of metal investments.

YieldMax Gold Miners Option Income Strategy ETF | Special Risk Considerations of Investing in Canadian Issuers [Member]

Special Risk Considerations of Investing in Canadian Issuers. The Fund is exposed indirectly to Canadian issuers selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such companies. Investments in securities of Canadian issuers, including issuers located outside of Canada that generate significant revenue from Canada, involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Trade agreements may further increase Canada’s dependency on the U.S. economy, and uncertainty as to future trade agreements may cause a decline in the value of GDX’s, and therefore the Fund’s, Shares. Past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market and such demands may have this effect in the future. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact GDX’s, and therefore the Fund’s, ability to invest in Canadian issuers and to track the Gold Miners Index.

YieldMax Gold Miners Option Income Strategy ETF | Special Risk Considerations of Investing in Australian Issuers [Member]

Special Risk Considerations of Investing in Australian Issuers. The Fund is exposed indirectly to Australian issuers selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such companies. Investments in securities of Australian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Australian economy is heavily dependent on exports from the agriculture and mining industries. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

YieldMax Gold Miners Option Income Strategy ETF | Risk of Investing in Foreign Securities [Member]

Risk of Investing in Foreign Securities. The Fund is exposed indirectly to the securities of foreign issuers selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such companies. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. GDX, and therefore the Fund, invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.

YieldMax Gold Miners Option Income Strategy ETF | Risk of Investing in Emerging Market Issuers [Member]

Risk of Investing in Emerging Market Issuers. The Fund is exposed indirectly to the securities of emerging market issuers selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such companies. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Emerging markets are more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may also include economies that concentrate in only a few industries, securities issues that are held by only a few investors, liquidity issues and limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information. The frequency, availability and quality of financial information about investments in emerging markets varies. GDX, and therefore the Fund, has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited, and GDX’s, and therefore the Fund’s, passive investment approach does not take account of these risks. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

YieldMax Gold Miners Option Income Strategy ETF | Risk of Investing in Small- and Medium-Capitalization Companies [Member]

Risk of Investing in Small- and Medium-Capitalization Companies. The Fund is exposed indirectly to small- and medium-capitalization companies selected by GDX’s investment adviser, which subjects the Fund to the risks associated with such companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

YieldMax Gold Miners Option Income Strategy ETF | Foreign Currency Risk [Member]

Foreign Currency Risk. The Fund is subject to foreign currency risk indirectly due to GDX’s investments. Because all or a portion of the income received by GDX from its investments and/or the revenues received by the underlying issuer will generally be denominated in foreign currencies, GDX’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for GDX (and therefore the Fund), and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, GDX may incur costs in connection with conversions between U.S. dollars and foreign currencies.

YieldMax XBI Option Income Strategy ETF
YieldMax™ XBI Option Income Strategy ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the SPDR® S&P® Biotech ETF (“XBI”), subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMax XBI Option Income Strategy ETF YieldMax XBI Option Income Strategy ETF	[1]
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldMax XBI Option Income Strategy ETF | YieldMax XBI Option Income Strategy ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of XBI (NYSE Arca: XBI) (“XBI”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to XBI regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of XBI, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of XBI increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of XBI,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of XBI.

For more information, see sections “The Fund’s Use of XBI Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by XBI.

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of XBI.

That is, although the Fund may not fully participate in gains in XBI’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in XBI

●	The Fund’s strategy will cap its potential gains if XBI shares increase in value.

●	The Fund’s strategy is subject to all potential losses if XBI shares decrease in value, which may not be offset by income received by the Fund.

●	The Fund does not invest directly in XBI.

●	Fund shareholders are not entitled to any XBI distributions.

Additional information regarding XBI is also set forth below.

The Fund’s Use of XBI Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of XBI.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of XBI) at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of XBI, which gives the Fund the right or obligation to receive or deliver shares of XBI on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to XBI, which allows the Fund to seek to participate in the changes, up or down, in the price of XBI’s shares.

●	Covered call writing (where XBI call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1. Synthetic Long Exposure

To achieve a synthetic long exposure to XBI, the Fund will buy XBI call options and, simultaneously, sell XBI put options to try to replicate the price movements of XBI. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of XBI at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of XBI for the duration of the applicable options exposure.

2. Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on XBI to generate income. Since the Fund does not directly own XBI, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of XBI, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current XBI share price.

It is important to note that the sale of the XBI call option contracts will limit the Fund’s participation in the appreciation in XBI’s share price. If the share price of XBI increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if XBI’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to XBI and the sold (short) XBI call positions) will limit the Fund’s participation in gains in XBI share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

3. U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to XBI through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on XBI as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in XBI stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs XBI

For the reasons stated above, the Fund’s performance will differ from that of XBI’s share price. The performance differences will depend on, among other things, the price of XBI, changes in the value of the XBI options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ XBI Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of XBI)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of XBI at the time of purchase) to provide indirect exposure to positive price returns of XBI.

If the share price of XBI increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates

Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of XBI at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by XBI.

1-month to 6-month expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of XBI at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the XBI share price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to XBI equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

XBI

XBI is an is an index-based ETF that seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. XBI employs a sampling strategy, which means that XBI is not required to purchase all of the securities represented in its index. Instead, XBI may purchase a subset of the securities in its index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of its index. XBI invests in equity securities and may invest in equity securities that are not included in its index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. XBI may invest in futures contracts (a type of derivative instrument) in seeking performance that corresponds to its index and in managing cash flows

You can find XBI’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-08839 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding XBI comes from its filings with the SEC. You are urged to refer to the SEC filings made by XBI and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of XBI’s principal investment strategies contained herein was taken directly from XBI’s prospectus, dated October 31, 2023.

This document relates only to the securities offered hereby and does not relate to the shares of XBI or other securities of XBI. The Fund has derived all disclosures contained in this document regarding XBI from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to XBI. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding XBI is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of XBI (and therefore the price of XBI at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning XBI could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of XBI.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH SPDR® SERIES TRUST, XBI, OR SSGA FUNDS MANAGEMENT, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in (or substantially exposed to) the same industry or group of industries as XBI. As of June 30, 2023, XBI is concentrated in the biotechnology sub-industry.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of XBI and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

YieldMax XBI Option Income Strategy ETF | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax XBI Option Income Strategy ETF | Health Care Sector Risk [Member]

Health Care Sector Risk: The Fund is exposed indirectly to health care companies selected by XBI’s investment adviser, which subjects the Fund to the risks associated with such companies. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

YieldMax XBI Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of XBI and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax XBI Option Income Strategy ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of XBI. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to XBI through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax XBI Option Income Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax XBI Option Income Strategy ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by XBI over the Call Period. This means that if XBI experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform XBI over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by XBI over each Call Period, but has full exposure to any decreases in value experienced by XBI over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of XBI. The degree of participation in XBI gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of XBI, changes in interest rates, changes in the actual or perceived volatility of XBI and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of XBI changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of XBI. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of XBI will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by XBI.

YieldMax XBI Option Income Strategy ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax XBI Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax XBI Option Income Strategy ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of XBI and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of XBI will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of XBI, or the Fund may even lose money, even if the XBI share price has appreciated by at least that much over such period, if during any month over that period XBI had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of XBI and its returns will depend not only on the price of XBI but also on the path that XBI takes over time.

YieldMax XBI Option Income Strategy ETF | ETF Risks [Member]
ETF Risks.
YieldMax XBI Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax XBI Option Income Strategy ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax XBI Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax XBI Option Income Strategy ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax XBI Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax XBI Option Income Strategy ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as XBI’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax XBI Option Income Strategy ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax XBI Option Income Strategy ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax XBI Option Income Strategy ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with XBI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax XBI Option Income Strategy ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax XBI Option Income Strategy ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax XBI Option Income Strategy ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax XBI Option Income Strategy ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax XBI Option Income Strategy ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (XBI), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax XBI Option Income Strategy ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax XBI Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax XBI Option Income Strategy ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax XBI Option Income Strategy ETF | XBI Risk [Member]

XBI Risk. The Fund invests in options contracts that are based on the value of an ETF, specifically XBI. This subjects the Fund to certain of the same risks as if it owned shares of XBI, as well as the types of instruments in which XBI invests, even though it does not. The value of XBI will fluctuate over time based on fluctuations in the values of the securities held by XBI, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. Brokerage, tax and other expenses may negatively impact the performance of XBI and, in turn, the value of the Fund’s shares. Since XBI is an ETF, it is also subject to the same structural risks as the Fund, which is an ETF. By virtue of the Fund’s investments in options contracts that are based on the value of XBI, the Fund may also be subject to the following risks:

YieldMax XBI Option Income Strategy ETF | Biotechnology Companies Risk [Member]

Biotechnology Companies Risk: The Fund is exposed indirectly to biotechnology companies selected by XBI’s investment adviser, which subjects the Fund to the risks associated with such companies. Biotech companies invest heavily in research and development which may not necessarily lead to commercially successful products. These companies are also subject to increased governmental regulation which may delay or inhibit the release of new products. Many biotech companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotech stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotech companies can be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

YieldMax XBI Option Income Strategy ETF | Market Risk [Member]

Market Risk. The Fund is exposed indirectly to market risk from XBI’s investments due to its option contracts that reference XBI. XBI’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. XBI, and therefore the Fund, is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on XBI and its investments, and therefore the Fund.

YieldMax XBI Option Income Strategy ETF | Equity Investing Risk [Member]

Equity Investing Risk. The Fund is exposed indirectly to the risks of investing in equity securities due to its option contracts that reference XBI. The market prices of equity securities owned by XBI may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extend periods of time.

YieldMax XBI Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. In addition to the Fund’s own derivative transaction risk (described below), the Fund is exposed indirectly to the risks of derivatives transactions via XBI’s use of futures contracts. Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and XBI may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return XBI’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by XBI’s adviser or may not have the effect on XBI anticipated by XBI’s adviser.

YieldMax TLT Option Income Strategy ETF
YieldMax™ TLT Option Income Strategy ETF - FUND SUMMARY
Investment Objective
The Fund’s primary investment objective is to seek current income.
The Fund’s secondary investment objective is to seek exposure to the share price of the iShares 20+ Year Treasury Bond ETF (“TLT”), subject to a limit on potential investment gains.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	YieldMax TLT Option Income Strategy ETF YieldMax TLT Option Income Strategy ETF	[1]
Management Fee	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.99%
[1]	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldMax TLT Option Income Strategy ETF | YieldMax TLT Option Income Strategy ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while providing indirect exposure to the share price (i.e., the price returns) of TLT (NYSE Arca: TLT) (“TLT”), subject to a limit on potential investment gains. The Fund will employ its investment strategy as it relates to TLT regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. As further described below, the Fund uses a synthetic covered call strategy to provide income and indirect exposure to the share price returns of TLT, subject to a limit on potential investment gains as a result of the nature of the options strategy it employs. That is, the Fund not only seeks to generate income from its options investments but also aims to derive gains when the value of TLT increases. The Fund’s options contracts provide:

●	indirect exposure to the share price returns of TLT,

●	current income from the option premiums, and

●	a limit on the Fund’s participation in gains, if any, of the share price returns of TLT.

For more information, see sections “The Fund’s Use of TLT Option Contracts” and “Synthetic Covered Call Strategy” below.

The Fund’s investment adviser is Tidal Investments LLC (the “Adviser”) and the investment sub-adviser is ZEGA Financial, LLC (“ZEGA” or the “Sub-Adviser”).

Why invest in the Fund?

●	The Fund seeks to participate in a portion of the gains experienced by TLT.

●	The Fund seeks to generate monthly income, which is not dependent on the price appreciation of TLT.

That is, although the Fund may not fully participate in gains in TLT’s share price, the Fund’s portfolio is designed to generate income.

An Investment in the Fund is not an investment in TLT

●	The Fund’s strategy will cap its potential gains if TLT shares increase in value.

●	The Fund’s strategy is subject to all potential losses if TLT shares decrease in value, which may not be offset by income received by the Fund.

●	The Fund does not invest directly in TLT.

●	Fund shareholders are not entitled to any TLT distributions.

Please note that, because the Fund does not directly invest in TLT, the Fund is not entitled to, and will not make any distributions based upon, dividends paid by TLT. Instead, the Fund will, pursuant to its investment strategy, seek to receive options premiums based upon TLT as a source of distribution payments to Fund shareholders. Such options premiums will not be sufficient provide investment results that are superior to a Fund shareholder’s direct investments in TLT during all market scenarios or time periods.

Additional information regarding TLT is also set forth below.

The Fund’s Use of TLT Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of TLT.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of TLT) at a specified price (the “strike price”).

●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire. See the chart in section “Fund Portfolio” below for a description of the option contracts utilized by the Fund.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Funds – Exchange Traded Options Portfolio.”

The Fund’s options contracts are based on the value of TLT, which gives the Fund the right or obligation to receive or deliver shares of TLT on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund will implement a “synthetic covered call” strategy using the standardized exchange-traded and FLEX options described above.

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.

●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

The Fund’s synthetic covered call strategy consists of the following three elements, each of which is described in greater detail farther below:

●	Synthetic long exposure to TLT, which allows the Fund to seek to participate in the changes, up or down, in the price of TLT’s shares.

●	Covered call writing (where TLT call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

●	U.S. Treasuries, which are used for collateral for the options, and which also generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to TLT, the Fund will buy TLT call options and, simultaneously, sell TLT put options to try to replicate the price movements of TLT. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to six-month terms and strike prices that are approximately equal to the then-current share price of TLT at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with indirect investment exposure equal to approximately 100% of TLT for the duration of the applicable options exposure.

2.	Covered Call Writing

As part of its strategy, the Fund will write (sell) call option contracts on TLT to generate income. Since the Fund does not directly own TLT, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to participate in the share price appreciation of TLT, if any. However, due to the nature of covered call strategies, the Fund’s participation may be subject to a cap (as described below). In this strategy, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current TLT share price.

It is important to note that the sale of the TLT call option contracts will limit the Fund’s participation in the appreciation in TLT’s share price. If the share price of TLT increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if TLT’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to TLT and the sold (short) TLT call positions) will limit the Fund’s participation in gains in TLT share price beyond a certain point. The Fund’s strategy seeks to fully cover all of the Fund’s sold call options with its synthetic long exposure.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

The Fund intends to continuously maintain indirect exposure to TLT through the use of options contracts. As the options contracts it holds are exercised or expire it may enter into new options contracts, a practice referred to as “rolling.” The Fund’s practice of rolling options may result in high portfolio turnover.

Fund’s Monthly Distributions

The Fund will seek to provide monthly income in the form of cash distributions. The Fund will seek to generate such income in the following ways:

●	Writing (selling) call option contracts on TLT as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in TLT stock prices. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

Fund’s Return Profile vs TLT

For the reasons stated above, the Fund’s performance will differ from that of TLT’s share price. The performance differences will depend on, among other things, the price of TLT, changes in the value of the TLT options contracts the Fund holds, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

YieldMax™ TLT Option Income Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of TLT)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TLT at the time of purchase) to provide indirect exposure to positive price returns of TLT.

If the share price of TLT increases, these options will generate corresponding increases to the Fund.

1-month to 6-month expiration dates

Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of TLT at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by TLT.

1-month to 6-month expiration dates
Sold (short) call option contracts

The strike price is approximately 0%-15% more than the then-current share price of TLT at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced from gains in the TLT share price.

1-month or less expiration dates
U.S Treasury Securities and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government.

These instruments are used as collateral for the Fund’s derivative investments.

They will also generate income.

6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets. In terms of notional value, the combination of these investment instruments provides indirect investment exposure to TLT equal to at least 100% of the Fund’s total assets.

The Fund is classified as “non-diversified” under the 1940 Act.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

TLT

TLT is a passively-managed ETF that, under normal circumstances, seeks to track the investment results of the ICE® U.S. Treasury 20+ Year Bond Index (the “TLT Index”). The TLT Index is comprised of securities that are public obligations of the U.S. Treasury that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. TLT does not invest in inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. TLT will invest at least 80% of its assets in the component securities of the TLT Index, and TLT will invest at least 90% of its assets in U.S. Treasury securities that TLT’s adviser believes will help TLT track the TLT Index. TLT will invest no more than 10% of its assets in futures, options and swaps contracts that TLT’s adviser believes will help TLT track the TLT Index. As of February 28, 2023, there were 40 issues in the TLT Index.

You can find TLT’s prospectus and other information about the ETF, including the most recent reports to shareholders, online by reference to the Investment Company Act File No. 811-09729 through the SEC’s website at www.sec.gov.

The information in this prospectus regarding TLT comes from its filings with the SEC. You are urged to refer to the SEC filings made by TLT and to other publicly available information (e.g., the ETF’s annual reports) to obtain an understanding of the ETF’s business and financial prospects. The description of TLT’s principal investment strategies contained herein was taken directly from TLT’s prospectus, dated June 30, 2023.

This document relates only to the securities offered hereby and does not relate to the shares of TLT or other securities of TLT. The Fund has derived all disclosures contained in this document regarding TLT from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to TLT. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TLT is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TLT (and therefore the price of TLT at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TLT could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TLT.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH iSHARES TRUST, TLT, OR BLACKROCK FUND ADVISORS.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of TLT and a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.yieldmaxetfs.com.

YieldMax TLT Option Income Strategy ETF | Risk Lose Money [Member]
The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax TLT Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of TLT and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

YieldMax TLT Option Income Strategy ETF | Options Contracts [Member]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of TLT. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly move with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to TLT through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

YieldMax TLT Option Income Strategy ETF | Counterparty Risk [Member]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

YieldMax TLT Option Income Strategy ETF | Price Participation Risk [Member]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by TLT over the Call Period. This means that if TLT experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform TLT over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by TLT over each Call Period, but has full exposure to any decreases in value experienced by TLT over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of TLT. The degree of participation in TLT gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of TLT, changes in interest rates, changes in the actual or perceived volatility of TLT and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of TLT changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of TLT. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of TLT will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by TLT.

YieldMax TLT Option Income Strategy ETF | Distribution Risk [Member]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax TLT Option Income Strategy ETF | NAV Erosion Risk Due to Distributions [Member]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

YieldMax TLT Option Income Strategy ETF | Call Writing Strategy Risk [Member]

Call Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of TLT and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of TLT will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of TLT, or the Fund may even lose money, even if the TLT share price has appreciated by at least that much over such period, if during any month over that period TLT had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of TLT and its returns will depend not only on the price of TLT but also on the path that TLT takes over time.

YieldMax TLT Option Income Strategy ETF | ETF Risks [Member]
ETF Risks.
YieldMax TLT Option Income Strategy ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax TLT Option Income Strategy ETF | Cash Redemption Risk [Member]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

YieldMax TLT Option Income Strategy ETF | Costs of Buying or Selling Shares [Member]

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax TLT Option Income Strategy ETF | Management Risk [Member]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax TLT Option Income Strategy ETF | Shares May Trade at Prices Other Than NAV [Member]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax TLT Option Income Strategy ETF | Trading [Member]

Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that are based on the value of an ETF, such as TLT’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax TLT Option Income Strategy ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

YieldMax TLT Option Income Strategy ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax TLT Option Income Strategy ETF | Liquidity Risk [Member]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with TLT. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

YieldMax TLT Option Income Strategy ETF | Money Market Instrument Risk [Member]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax TLT Option Income Strategy ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

YieldMax TLT Option Income Strategy ETF | Operational Risk [Member]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax TLT Option Income Strategy ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

YieldMax TLT Option Income Strategy ETF | Single Issuer Risk [Member]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (TLT), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

YieldMax TLT Option Income Strategy ETF | Tax Risk [Member]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

YieldMax TLT Option Income Strategy ETF | U.S. Government and U.S. Agency Obligations Risk [Member]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax TLT Option Income Strategy ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

YieldMax TLT Option Income Strategy ETF | Derivatives Risk [Member]

Derivatives Risk. In addition to the Fund’s own derivative transaction risk (described below), the Fund is exposed indirectly to the risks of derivatives transactions via TLT’s use of futures contracts futures, options, and swaps contracts. Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and TLT may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return TLT’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by TLT’s adviser or may not have the effect on TLT anticipated by TLT’s adviser.

YieldMax TLT Option Income Strategy ETF | TLT Risk [Member]

TLT Risk. The Fund invests in options contracts that are based on the value of an ETF, specifically TLT. This subjects the Fund to certain of the same risks as if it owned shares of TLT, as well as the types of instruments in which TLT invests, even though it does not. The value of TLT will fluctuate over time based on fluctuations in the values of the securities held by TLT, which may be affected by changes in general economic conditions, expectations for future growth, interest rates and the supply and demand for those securities. Brokerage, tax and other expenses may negatively impact the performance of TLT and, in turn, the value of the Fund’s shares. Since TLT is an ETF, it is also subject to the same structural risks as the Fund, which is an ETF. By virtue of the Fund’s investments in options contracts that are based on the value of TLT, the Fund may also be subject to the following risks:

YieldMax TLT Option Income Strategy ETF | Interest Rate Risk [Member]

Interest Rate Risk. The Fund is exposed indirectly to investments selected by TLT’s investment adviser which are sensitive to interest rates, which subjects the Fund to the risks associated with such investments. In general, the market price for TLT experiences a negative correlation to changes in interest rates. An historically low interest rate environment has ended, leading to rising interest rates and heightened risks associated with rising interest rates. Further increases in interest rates will generally cause the value of securities held by TLT, and therefore the Fund, to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments, including those held by TLT, and therefore the Fund. Conversely, in falling interest rate environments, to the extent TLT appreciates in value, the Fund may not experience the same increase in value due to the sold call options. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent TLT, and therefore the Fund, is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased, TLT may have a very low or even negative yield. A low or negative yield would cause TLT, and therefore the Fund, to lose money in certain conditions and over certain time periods.

YieldMax TLT Option Income Strategy ETF | Risk of Investing in the U.S. [Member]

Risk of Investing in the U.S. The Fund is exposed indirectly to investments in the U.S. selected by TLT’s investment adviser, which subjects the Fund to the risks associated with such asset class. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which TLT, and therefore the Fund, has exposure.

YieldMax TLT Option Income Strategy ETF | Securities Lending Risk [Member]

Securities Lending Risk. The Fund may be exposed indirectly to lending activity engaged in by TLT’s investment adviser, which subjects the Fund to the risks associated with such activities. TLT, and therefore the Fund, may engage in securities lending. Securities lending involves the risk that TLT, and therefore the Fund, may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. TLT, and therefore the Fund, could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for TLT, and therefore the Fund.

YieldMax TLT Option Income Strategy ETF | U.S. Treasury Obligations Risk [Member]

U.S. Treasury Obligations Risk. The Fund is exposed indirectly to U.S. Treasury obligations selected by TLT’s investment adviser, which subjects the Fund to the risks associated with such obligations. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of TLT’s, and therefore the Fund’s, U.S. Treasury obligations to decline.